CONSOLIDATED STATEMENTS OF OPERATIONS	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 U.S. Dollars USD ($)
Revenues
Software revenue	79,535,451	52,599,132	63,887,988	$ 12,766,320
Hardware revenue	28,460,810	38,838,235	35,805,127	4,568,275
Service fee revenue	90,358,608	83,011,113	52,209,569	14,503,557
Total Revenues	198,354,869	174,448,480	151,902,684	31,838,152
Cost of revenues
Cost of software revenue	(26,651,708)	(12,658,868)	(11,952,426)	(4,277,894)
Cost of hardware revenue	(23,862,880)	(32,412,956)	(31,282,457)	(3,830,256)
Cost of service fee revenue	(62,409,787)	(57,885,408)	(30,748,994)	(10,017,462)
Amortization of acquired customer relationships and softwares	(4,157,333)	(7,838,965)	(10,353,492)	(667,298)
Amortization of software costs	(2,767,041)	(3,319,857)	(4,734,364)	(444,141)
Impairment loss of intangible assets		(4,135,194)	(2,401,502)
Total Cost of Revenues	(119,848,749)	(118,251,248)	(91,473,235)	(19,237,051)
Gross Profit	78,506,120	56,197,232	60,429,449	12,601,101
Operating Expenses
Research and development expenses	(3,737,959)	(4,666,122)	(8,152,923)	(599,984)
General and administrative expenses	(32,799,689)	(46,231,355)	(39,253,368)	(5,264,713)
Selling and distribution expenses	(40,448,601)	(24,845,248)	(34,755,979)	(6,492,448)
Total Operating Expenses	(76,986,249)	(75,742,725)	(82,162,270)	(12,357,145)
Profit(Loss) from operations	1,519,871	(19,545,493)	(21,732,821)	243,956
Other income (expenses)
Interest income	497,457	534,203	588,600	79,847
Interest expenses		(550,338)	(636,050)
Interest expenses - amortization of discount on convertible notes payable		(6,431,872)	(13,712)
Interest expenses - amortization of deferred loan costs		(474,399)	(369,516)
Finance cost - exchange warrants			(1,443,888)
Loss on investments		(240,000)	(54,192)
Gains on derivative liabilities	3,168	347,565	3,429,479	508
Other income(expenses)	(2,027,354)	873,697		(325,412)
Foreign currency exchange loss	(5,328)	(36,864)	(530,939)	(855)
Loss from continuing operations before income tax	(12,186)	(25,523,501)	(20,763,039)	(1,956)
Less: Income tax expense (benefit)	4,497,430	(571,857)	(1,770,001)	721,887
Loss from continuing operations	(4,509,616)	(24,951,644)	(18,993,038)	(723,843)
Less: Net loss attributable to the non-controlling interest		(511,423)	(1,606,146)
Net loss from continuing operations attributable to eFuture Information Technology Inc.	(4,509,616)	(24,440,221)	(17,386,892)	(723,843)
Discontinued operations
Gain from discontinued operations (including gain on disposal of RMB3,427,236, RMB6,701,170 and nil, respectively)		5,609,352	63,471
Net loss	(4,509,616)	(18,830,869)	(17,323,421)	$ (723,843)
Earnings (Loss) per ordinary share
Basic	(1.07)	(4.56)	(4.53)	$ (0.18)
Continuing operations	(1.07)	(5.92)	(4.55)	$ (0.18)
Discontinued operations		1.36	0.02
Diluted	(1.07)	(4.56)	(4.53)	$ (0.18)
Continuing operations	(1.07)	(5.92)	(4.55)	$ (0.18)
Discontinued operations		1.36	0.02
Basic Weighted-average Shares Outstanding	4,213,318	4,130,221	3,822,386	4,213,318
Fully-Diluted Weighted-average Shares Outstanding	4,213,318	4,130,221	3,831,803	4,213,318